Risk management (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total exposure	R$ 2,671,887	R$ 2,785,853
Total foreign currency-denominated borrowings	2,631,092	2,745,891
United State Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,359,011	1,356,474
Interest and charges from borrowings and financing	20,264	15,510
Borrowing cost	(38,404)	(37,520)
United State Currency [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	272,009	280,188
Japan Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,289,943	1,405,702
Interest and charges from borrowings and financing	2,669	8,167
Borrowing cost	(2,391)	(2,442)
Japan Currency [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 39,077,331	R$ 41,078,385